10. Convertible Debt: Schedule of Debt (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Debt
June 30, 2013
Principal balance	$3,758,000
Accrued interest	323,281
4,081,281
Less discount	(476,757)
3,604,524
Less current portion	-
Long-term portion	$3,604,524